Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

December 31, 2019	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2019
Port terminal operating rights	53,152	(12,837)	40,315
Customer relationships	36,120	(21,924)	14,196

Total intangible assets	$89,272	$(34,761)	$54,511

December 31, 2018	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2018
Port terminal operating rights	53,152	(11,838)	41,314
Customer relationships	36,120	(20,150)	15,970

Total intangible assets	$89,272	$(31,988)	$57,284

Schedule of aggregate amortization of intangible assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	995	995	995	995	995	35,340	40,315
Customer relationships	1,775	1,775	1,775	1,775	1,775	5,321	14,196

Total	$2,770	$2,770	$2,770	$2,770	$2,770	$40,661	$54,511